Debt - Scheduled Maturities of Company's Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 10	$ 11
2014	19	10
2015	19	10
2016	15	8
2017	15	7
Thereafter	2,345	1,575
Total	2,423	1,621
Remaining accretion associated with the Term facility	(12)	(6)
Term Facility, net	$ 2,411	$ 1,615